PRINCIPAL ACCOUNTING POLICIES - Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-term investments
PRINCIPAL ACCOUNTING POLICIES
Fair value of Level 3 financial assets and liabilities at the beginning of the period	¥ 235,429	¥ 753,164
Purchase of short-term investments	885,580	7,407,332
Disposal of short-term investments	(1,005,249)	(7,911,518)
Fair value changes	26,461	(13,549)
Currency translation differences	1,000
Fair value of Level 3 financial assets and liabilities at the end of the period	143,221	235,429
Put right liabilities
PRINCIPAL ACCOUNTING POLICIES
Fair value of Level 3 financial assets and liabilities at the beginning of the period	88,687	96,911
Purchase of short-term investments	0	0
Disposal of short-term investments		0
Recognition of put right liabilities		17,729
Fair value changes	7,888	(34,260)
Currency translation differences	1,535	8,307
Fair value of Level 3 financial assets and liabilities at the end of the period	¥ 98,110	¥ 88,687